BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Oct. 31, 2010 Consulting and Staffing Services Company Two [Member]
Net liabilities		$ (908)
Non-controlling interest	(1,880)	(165)
Goodwill		1,988
Customer relationships		685
Net assets acquired		$ 1,600